Discontinued Operations (Schedule Of Revenues And Profitability Indicated By The Segment) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Total	$ 117,565	[1]	$ 119,491	[1]
Segment profitability (loss), Total	41,632		40,284
Life Insurance [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Total	65,726		67,917
Segment profitability (loss), Total	22,692		19,477
Annuity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Total	7,949		9,177
Segment profitability (loss), Total	(931)		3,084
Investment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Total	43,787		42,375
Segment profitability (loss), Total	22,490		21,660
Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, Total	103		22
Segment profitability (loss), Total	$ (2,619)		$ (3,937)

[1]	Segment revenues differ from discontinued revenues by the amount of realized investment gains/losses, which Torchmark excludes from its consideration of ongoing operations.